Cover	Jan. 22, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 22, 2024
Entity File Number	001-41864
Entity Registrant Name	Hut 8 Corp.
Entity Central Index Key	0001964789
Entity Tax Identification Number	92-2056803
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1101 Brickell Avenue
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	212
Local Phone Number	798-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	HUT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true